SCHEDULE OF DEPRECIATION EXPENSE (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation of property, plant and equipment (per above)		$ 379,667	$ 316,666
“Research and development expenses” (Note 17)		(270,421)	(217,945)	$ (195,202)
Total	$ 81,503	$ 109,246	$ 98,721	$ 86,124